Leases - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Operating Leases
2021		¥ 609,011
2022	¥ 904,537	421,579
2023	770,669	287,087
2024	517,892	146,459
2025	365,739	84,925
2026	266,738
Thereafter	819,872	175,950
Total minimum lease payments	3,645,447	1,725,011
Less: Interest	(583,693)	(162,608)
Present value of lease obligations	3,061,754	1,562,403
Less: Current portion	(744,561)	(547,142)	$ (116,838)
Long-term portion of lease obligations	2,317,193	1,015,261	$ 363,618
Finance Leases
2021		36,494
2022	30,900	29,561
2023	23,516	22,515
2024	9,021	7,996
2025	106	36
2026	35
Total minimum lease payments	63,578	96,602
Less: Interest	(4,117)	(8,258)
Present value of lease obligations	59,461	88,344
Less: Current portion	(27,815)	(33,237)
Long-term portion of lease obligations	31,646	55,107
Short-term operating leases	¥ 194,067	¥ 55,977